TAXATION - Unrecognized tax position (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
TAXATION
Unrecognized tax benefit	¥ 80,930		¥ 54,956	¥ 53,961	$ 11,734
Unrecognized tax benefits, if ultimately recognized, that will impact the effective tax rate	54,700				$ 7,900
TAXATION
Balance at beginning of year	54,956	$ 7,968	53,961
Additions based on tax positions related to the current year	25,974	3,766	995
Balance at end of year	80,930	$ 11,734	54,956	53,961
Interest expense or penalty accrued in relation to unrecognized tax benefit	¥ 0		¥ 0	¥ 0